Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	7 Months Ended
Dec. 31, 2020 USD ($)
Schedule of changes in the fair value of warrant liabilities [Abstract]
Issuance of Public and Private Warrants, Level 3 measurements	$ 12,980,000
Transfer out of Public Public Warrants to Level 1	(7,900,000)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	5,840,000
Derivative warrant liabilities measured with Level 3 inputs, December 31, 2020	$ 10,920,000